DESCRIPTION OF BUSINESS AND HISTORY (Details) - shares		6 Months Ended
	Jun. 18, 2018	Jun. 30, 2018
Accounting Policies [Abstract]
Number of shares cancelled	20,000,000
Number of shares issued (in shares)	4,200,000	10,000
Redemption shares of stock	20,000,000